Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Summary Of Significant Accounting Policies Tables Abstract
Estimated useful lives
Estimated
Useful Lives
Computers	3 years
Equipment	5 years

Estimated
Useful Lives
Computers	3 years
Equipment	5 years